Distribution Date:	05/15/26	BBCMS Mortgage Trust 2021-C12
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C12

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	14-16		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	17-19		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	20	Special Servicer	LNR Partners, Inc.
Historical Detail	21		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	24	Representations Reviewer
			Attention: BBCMS 2021-C12 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29	Directing Certificateholder	LD III Sub III, LLC
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552XBC1	1.273000%	13,880,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05552XBD9	2.541000%	112,570,000.00	101,295,344.12	300,429.12	214,492.89	0.00	0.00	514,922.01	100,994,915.00	30.76%	30.00%
A-3	05552XBE7	2.184000%	10,510,000.00	10,510,000.00	0.00	19,128.20	0.00	0.00	19,128.20	10,510,000.00	30.76%	30.00%
A-4	05552XBF4	2.421000%	132,000,000.00	132,000,000.00	0.00	266,310.00	0.00	0.00	266,310.00	132,000,000.00	30.76%	30.00%
A-5	05552XBG2	2.689000%	418,700,000.00	418,700,000.00	0.00	938,236.92	0.00	0.00	938,236.92	418,700,000.00	30.76%	30.00%
A-SB	05552XBH0	2.542000%	37,406,000.00	37,406,000.00	0.00	79,238.38	0.00	0.00	79,238.38	37,406,000.00	30.76%	30.00%
A-S	05552XBL1	2.902000%	86,749,000.00	86,749,000.00	0.00	209,788.00	0.00	0.00	209,788.00	86,749,000.00	22.17%	21.63%
B	05552XBM9	2.758000%	47,906,000.00	47,906,000.00	0.00	110,103.96	0.00	0.00	110,103.96	47,906,000.00	17.43%	17.00%
C	05552XBN7	3.205000%	45,317,000.00	45,317,000.00	0.00	121,034.15	0.00	0.00	121,034.15	45,317,000.00	12.94%	12.63%
D	05552XAG3	2.500000%	29,779,000.00	29,779,000.00	0.00	62,039.58	0.00	0.00	62,039.58	29,779,000.00	10.00%	9.75%
E	05552XAJ7	2.500000%	24,601,000.00	24,601,000.00	0.00	51,252.08	0.00	0.00	51,252.08	24,601,000.00	7.56%	7.38%
F	05552XAL2	2.500000%	12,947,000.00	12,947,000.00	0.00	38,245.85	0.00	0.00	38,245.85	12,947,000.00	6.28%	6.13%
G	05552XAN8	2.500000%	10,358,000.00	10,358,000.00	0.00	42,139.84	0.00	0.00	42,139.84	10,358,000.00	5.25%	5.13%
H-RR*	05552XAR9	3.522254%	10,358,000.00	10,358,000.00	0.00	0.00	0.00	0.00	0.00	10,358,000.00	4.23%	4.13%
J-RR	05552XAT5	3.522254%	42,728,099.00	42,728,099.00	0.00	0.00	0.00	0.00	0.00	42,728,099.00	0.00%	0.00%
Class RR	05552XAY4	3.522254%	30,897,028.00	30,146,692.73	8,961.47	84,788.57	0.00	0.00	93,750.04	30,137,731.26	0.00%	0.00%
RR Interest	N/A	3.522254%	7,784,640.00	7,595,589.78	2,257.88	21,362.85	0.00	0.00	23,620.73	7,593,331.90	0.00%	0.00%
R	05552XAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552XAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,490,767.00	1,048,396,725.63	311,648.47	2,258,161.27	0.00	0.00	2,569,809.74	1,048,085,077.16

X-A	05552XBJ6	0.920656%	725,066,000.00	699,911,344.13	0.00	536,981.34	0.00	0.00	536,981.34	699,610,915.00
X-B	05552XBK3	0.582289%	179,972,000.00	179,972,000.00	0.00	87,329.75	0.00	0.00	87,329.75	179,972,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	05552XAA6	1.022254%	54,380,000.00	54,380,000.00	0.00	46,325.13	0.00	0.00	46,325.13	54,380,000.00
X-F	05552XAC2	1.022254%	12,947,000.00	12,947,000.00	0.00	11,029.26	0.00	0.00	11,029.26	12,947,000.00
X-G	05552XAE8	1.022254%	10,358,000.00	10,358,000.00	0.00	8,823.75	0.00	0.00	8,823.75	10,358,000.00
Notional SubTotal			982,723,000.00	957,568,344.13	0.00	690,489.23	0.00	0.00	690,489.23	957,267,915.00

Deal Distribution Total					311,648.47	2,948,650.50	0.00	0.00	3,260,298.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552XBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05552XBD9	899.84315644	2.66882047	1.90541787	0.00000000	0.00000000	0.00000000	0.00000000	4.57423834	897.17433597
A-3	05552XBE7	1,000.00000000	0.00000000	1.82000000	0.00000000	0.00000000	0.00000000	0.00000000	1.82000000	1,000.00000000
A-4	05552XBF4	1,000.00000000	0.00000000	2.01750000	0.00000000	0.00000000	0.00000000	0.00000000	2.01750000	1,000.00000000
A-5	05552XBG2	1,000.00000000	0.00000000	2.24083334	0.00000000	0.00000000	0.00000000	0.00000000	2.24083334	1,000.00000000
A-SB	05552XBH0	1,000.00000000	0.00000000	2.11833342	0.00000000	0.00000000	0.00000000	0.00000000	2.11833342	1,000.00000000
A-S	05552XBL1	1,000.00000000	0.00000000	2.41833335	0.00000000	0.00000000	0.00000000	0.00000000	2.41833335	1,000.00000000
B	05552XBM9	1,000.00000000	0.00000000	2.29833340	0.00000000	0.00000000	0.00000000	0.00000000	2.29833340	1,000.00000000
C	05552XBN7	1,000.00000000	0.00000000	2.67083324	0.00000000	0.00000000	0.00000000	0.00000000	2.67083324	1,000.00000000
D	05552XAG3	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	05552XAJ7	1,000.00000000	0.00000000	2.08333320	0.00000000	0.00000000	0.00000000	0.00000000	2.08333320	1,000.00000000
F	05552XAL2	1,000.00000000	0.00000000	2.95403182	(0.87069900)	0.00000000	0.00000000	0.00000000	2.95403182	1,000.00000000
G	05552XAN8	1,000.00000000	0.00000000	4.06833752	(1.98500386)	0.10266943	0.00000000	0.00000000	4.06833752	1,000.00000000
H-RR	05552XAR9	1,000.00000000	0.00000000	0.00000000	2.93521143	5.97723981	0.00000000	0.00000000	0.00000000	1,000.00000000
J-RR	05552XAT5	1,000.00000000	0.00000000	0.00000000	2.93521132	24.62601788	0.00000000	0.00000000	0.00000000	1,000.00000000
Class RR	05552XAY4	975.71496941	0.29004311	2.74423061	0.11969889	1.07667281	0.00000000	0.00000000	3.03427372	975.42492631
RR Interest	N/A	975.71496948	0.29004296	2.74423095	0.11969853	1.07667021	0.00000000	0.00000000	3.03427390	975.42492652
R	05552XAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552XAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552XBJ6	965.30708119	0.00000000	0.74059650	0.00000000	0.00000000	0.00000000	0.00000000	0.74059650	964.89273390
X-B	05552XBK3	1,000.00000000	0.00000000	0.48524076	0.00000000	0.00000000	0.00000000	0.00000000	0.48524076	1,000.00000000
X-D	05552XAA6	1,000.00000000	0.00000000	0.85187808	0.00000000	0.00000000	0.00000000	0.00000000	0.85187808	1,000.00000000
X-F	05552XAC2	1,000.00000000	0.00000000	0.85187766	0.00000000	0.00000000	0.00000000	0.00000000	0.85187766	1,000.00000000
X-G	05552XAE8	1,000.00000000	0.00000000	0.85187778	0.00000000	0.00000000	0.00000000	0.00000000	0.85187778	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/26 - 04/30/26	30	0.00	214,492.89	0.00	214,492.89	0.00	0.00	0.00	214,492.89	0.00
A-3	04/01/26 - 04/30/26	30	0.00	19,128.20	0.00	19,128.20	0.00	0.00	0.00	19,128.20	0.00
A-4	04/01/26 - 04/30/26	30	0.00	266,310.00	0.00	266,310.00	0.00	0.00	0.00	266,310.00	0.00
A-5	04/01/26 - 04/30/26	30	0.00	938,236.92	0.00	938,236.92	0.00	0.00	0.00	938,236.92	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	79,238.38	0.00	79,238.38	0.00	0.00	0.00	79,238.38	0.00
X-A	04/01/26 - 04/30/26	30	0.00	536,981.34	0.00	536,981.34	0.00	0.00	0.00	536,981.34	0.00
X-B	04/01/26 - 04/30/26	30	0.00	87,329.75	0.00	87,329.75	0.00	0.00	0.00	87,329.75	0.00
X-D	04/01/26 - 04/30/26	30	0.00	46,325.13	0.00	46,325.13	0.00	0.00	0.00	46,325.13	0.00
X-F	04/01/26 - 04/30/26	30	0.00	11,029.26	0.00	11,029.26	0.00	0.00	0.00	11,029.26	0.00
X-G	04/01/26 - 04/30/26	30	0.00	8,823.75	0.00	8,823.75	0.00	0.00	0.00	8,823.75	0.00
A-S	04/01/26 - 04/30/26	30	0.00	209,788.00	0.00	209,788.00	0.00	0.00	0.00	209,788.00	0.00
B	04/01/26 - 04/30/26	30	0.00	110,103.96	0.00	110,103.96	0.00	0.00	0.00	110,103.96	0.00
C	04/01/26 - 04/30/26	30	0.00	121,034.15	0.00	121,034.15	0.00	0.00	0.00	121,034.15	0.00
D	04/01/26 - 04/30/26	30	0.00	62,039.58	0.00	62,039.58	0.00	0.00	0.00	62,039.58	0.00
E	04/01/26 - 04/30/26	30	0.00	51,252.08	0.00	51,252.08	0.00	0.00	0.00	51,252.08	0.00
F	04/01/26 - 04/30/26	30	11,249.50	26,972.92	0.00	26,972.92	(11,272.94)	0.00	0.00	38,245.85	0.00
G	04/01/26 - 04/30/26	30	21,579.17	21,579.17	0.00	21,579.17	(20,560.67)	0.00	0.00	42,139.84	1,063.45
H-RR	04/01/26 - 04/30/26	30	31,417.11	30,402.92	0.00	30,402.92	30,402.92	0.00	0.00	0.00	61,912.25
J-RR	04/01/26 - 04/30/26	30	924,094.52	125,416.00	0.00	125,416.00	125,416.00	0.00	0.00	0.00	1,052,222.93
Class RR	04/01/26 - 04/30/26	30	29,481.11	88,486.91	0.00	88,486.91	3,698.34	0.00	0.00	84,788.57	33,265.99
RR Interest	04/01/26 - 04/30/26	30	7,427.87	22,294.66	0.00	22,294.66	931.81	0.00	0.00	21,362.85	8,381.49
Totals			1,025,249.28	3,077,265.97	0.00	3,077,265.97	128,615.46	0.00	0.00	2,948,650.50	1,156,846.11

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,260,298.97
Non-Retained Certificate Available Funds	3,142,928.21
Retained Certificate Available Funds	117,370.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,092,104.05	Master Servicing Fee	6,661.26
Interest Reductions due to Nonrecoverability Determination	(17,276.83)	Certificate Administrator Fee	6,175.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	436.83
ARD Interest	0.00	Operating Advisor Fee	1,002.18
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	262.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,074,827.22	Total Fees	14,827.49

Principal		Expenses/Reimbursements
Scheduled Principal	311,648.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	90,745.06
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,604.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	311,648.47	Total Expenses/Reimbursements	111,349.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,948,650.50
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	311,648.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,260,298.97
Total Funds Collected	3,386,475.69	Total Funds Distributed	3,386,475.69

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,048,396,726.44	1,048,396,726.44	Beginning Certificate Balance	1,048,396,725.63
(-) Scheduled Principal Collections	311,648.47	311,648.47	(-) Principal Distributions	311,648.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,048,085,077.97	1,048,085,077.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,048,396,726.44	1,048,396,726.44	Ending Certificate Balance	1,048,085,077.16
Ending Actual Collateral Balance	1,048,085,077.97	1,048,085,077.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.81)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.81)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP
4,999,999 or less	11	39,161,711.36	3.74%	60	3.6931	2.846706	1.59 or less	5	68,630,656.55	6.55%	62	4.1454	1.053901
5,000,000 to 9,999,999	21	149,345,315.46	14.25%	56	3.7891	2.524748	1.60 to 1.69	1	14,000,000.00	1.34%	65	4.0560	1.630000
10,000,000 to 19,999,999	15	228,550,063.80	21.81%	62	3.7383	2.013926	1.70 to 1.79	6	107,738,687.79	10.28%	66	3.8845	1.747306
20,000,000 to 29,999,999	14	320,220,474.63	30.55%	55	3.3205	2.535831	1.80 to 1.89	4	46,055,646.83	4.39%	56	3.8031	1.837817
30,000,000 to 39,999,999	4	128,044,032.31	12.22%	52	3.6547	2.323855	1.90 to 1.99	3	43,620,870.00	4.16%	66	3.7079	1.961425
40,000,000 to 69,999,999	3	155,600,000.00	14.85%	66	3.2087	2.511851	2.00 to 2.49	19	312,962,236.39	29.86%	62	3.4015	2.211379
70,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	14	223,156,000.00	21.29%	61	3.4920	2.711499
Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651	3.00 to 3.99	14	193,257,500.00	18.44%	40	3.1791	3.297414
							4.00 or greater	2	11,500,000.00	1.10%	66	3.5244	5.324348
							Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	27,163,480.41	2.59%	51	4.1929	NAP	Tennessee	1	4,897,466.59	0.47%	66	3.9500	1.740000
Alabama	1	2,500,000.00	0.24%	65	3.2710	2.550000	Texas	2	86,500,000.00	8.25%	11	2.9666	3.354104
Arizona	5	43,615,251.23	4.16%	65	3.4882	2.519339	Utah	2	23,223,816.03	2.22%	66	4.0244	1.535518
California	6	122,780,518.74	11.71%	65	3.4834	2.447575	Virginia	1	6,574,530.82	0.63%	66	3.6930	2.220000
Colorado	3	8,972,000.00	0.86%	66	3.3741	2.387749	Washington	1	4,906,000.00	0.47%	29	3.5400	2.820000
Delaware	1	9,055,646.83	0.86%	66	3.6560	1.830000	Washington, DC	2	65,000,000.00	6.20%	65	3.0025	2.180000
Florida	11	47,325,000.00	4.52%	51	3.8977	2.843577	Totals	150	1,048,085,077.97	100.00%	58	3.5391	2.382651
Georgia	12	48,281,318.04	4.61%	57	3.8437	1.906077
									Property Type³
Illinois	4	45,700,000.00	4.36%	45	3.5474	2.614858
Indiana	10	72,257,965.92	6.89%	65	3.3767	2.757335		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	10,838,716.17	1.03%	52	3.7535	1.973385		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	4	29,177,831.14	2.78%	62	3.7951	1.120685	Defeased	17	27,163,480.41	2.59%	51	4.1929	NAP
Maryland	2	46,277,974.63	4.42%	64	3.1447	2.816204	Industrial	21	131,163,414.07	12.51%	54	3.8207	2.694406
Massachusetts	13	13,999,999.99	1.34%	65	4.0560	1.630000	Lodging	3	32,290,137.81	3.08%	58	3.9774	0.848457
Michigan	2	7,673,264.00	0.73%	66	3.9550	2.140000	Mixed Use	2	24,096,234.94	2.30%	66	3.6072	2.571947
Minnesota	1	23,000,000.00	2.19%	66	3.7100	2.980000	Mobile Home Park	2	3,075,000.00	0.29%	66	3.8800	2.200000
Missouri	1	1,359,000.00	0.13%	66	3.8000	1.990000	Multi-Family	55	220,359,999.99	21.03%	66	3.7025	1.921803
Nevada	2	26,946,234.94	2.57%	66	3.4342	2.354790	Office	13	340,561,933.13	32.49%	51	3.2755	2.533689
New Jersey	2	56,044,032.31	5.35%	58	3.8014	1.904498	Retail	29	227,194,626.38	21.68%	63	3.4721	2.506870
New York	14	141,733,889.24	13.52%	66	3.6087	2.117246	Self Storage	8	42,180,251.23	4.02%	53	3.4793	2.688259
North Carolina	1	9,000,000.00	0.86%	66	3.6350	3.130000	Totals	150	1,048,085,077.97	100.00%	58	3.5391	2.382651
Ohio	20	45,848,404.93	4.37%	66	3.6976	1.796344
Oklahoma	2	8,111,736.00	0.77%	66	3.9550	2.140000
Oregon	1	2,750,000.00	0.26%	66	3.9500	2.590000
Pennsylvania	4	6,571,000.00	0.63%	66	3.7809	2.148099

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP
	3.24999% or less	12	296,958,225.86	28.33%	47	3.0307	2.666177	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	31	488,777,101.48	46.64%	64	3.5480	2.487226	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	14	113,537,052.76	10.83%	64	3.8810	2.327592	25 months or greater	68	1,020,921,597.56	97.41%	58	3.5218	2.399057
	4.00000% to 4.24999%	7	80,998,698.72	7.73%	64	4.1145	1.446339	Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651
	4.25000% to 4.49999%	2	14,000,000.00	1.34%	16	4.3501	1.910000
	4.50000% to 4.74999%	1	7,410,000.00	0.71%	5	4.6000	2.100000
	4.75000% or greater	1	19,240,518.74	1.84%	66	4.8000	0.940000
	Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP
	82 months or less	68	1,020,921,597.56	97.41%	58	3.5218	2.399057	Interest Only	44	637,904,370.00	60.86%	54	3.4026	2.567503
83 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	338 months or less	24	383,017,227.56	36.54%	65	3.7203	2.118514
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	339 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	27,163,480.41	2.59%	51	4.1929	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	62	863,740,175.92	82.41%	57	3.5334	2.474178
	13 months to 24 months	2	71,000,000.00	6.77%	62	3.1085	2.167324
	25 months or greater	4	86,181,421.64	8.22%	65	3.7452	1.837077
	Totals	72	1,048,085,077.97	100.00%	58	3.5391	2.382651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A	10231070	1	MF	Various	Various	Actual/360	3.724%	62,063.50	0.00	0.00	N/A	11/06/31	--	20,000,000.00	20,000,000.00	05/06/26
1B	10231065	1				Actual/360	3.724%	99,301.60	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	05/06/26
1C	10231066	1				Actual/360	3.724%	99,301.60	0.00	0.00	N/A	11/06/31	--	32,000,000.00	32,000,000.00	05/06/26
2A	10230177	1	OF	Houston	TX	Actual/360	2.900%	72,500.00	0.00	0.00	10/06/26	10/06/31	--	30,000,000.00	30,000,000.00	05/06/26
2B	10230178	1	OF	Houston	TX	Actual/360	2.900%	68,875.00	0.00	0.00	10/06/26	10/06/31	--	28,500,000.00	28,500,000.00	05/06/26
2C	10230179	1	OF	Houston	TX	Actual/360	2.900%	48,333.33	0.00	0.00	10/06/26	10/06/31	--	20,000,000.00	20,000,000.00	05/06/26
3	10231403	1	OF	Washington	DC	Actual/360	3.002%	162,635.42	0.00	0.00	N/A	10/01/31	--	65,000,000.00	65,000,000.00	02/01/26
4	10224716	1	RT	New York	NY	Actual/360	3.400%	133,166.67	0.00	0.00	N/A	11/01/31	--	47,000,000.00	47,000,000.00	05/01/26
5	10226829	1	OF	Folsom	CA	Actual/360	3.310%	120,263.33	0.00	0.00	N/A	11/01/31	--	43,600,000.00	43,600,000.00	05/01/26
6A	10228099	1	OF	San Jose	CA	Actual/360	2.970%	55,192.50	0.00	0.00	08/01/31	11/01/34	--	22,300,000.00	22,300,000.00	05/01/26
6B	10228100	1	OF	San Jose	CA	Actual/360	2.970%	49,500.00	0.00	0.00	08/01/31	11/01/34	--	20,000,000.00	20,000,000.00	05/01/26
7	10223782	1	OF	Parsippany	NJ	Actual/360	4.190%	119,085.62	61,634.85	0.00	N/A	11/01/31	--	34,105,667.16	34,044,032.31	05/01/26
8A	10229035	1	RT	Mesa	AZ	Actual/360	3.620%	60,333.33	0.00	0.00	N/A	10/01/31	--	20,000,000.00	20,000,000.00	05/01/26
8B	10229036	1				Actual/360	3.620%	30,166.67	0.00	0.00	N/A	10/01/31	--	10,000,000.00	10,000,000.00	05/01/26
9	10226730	1	IN	Westville	IN	Actual/360	3.180%	73,935.00	0.00	0.00	N/A	10/01/31	--	27,900,000.00	27,900,000.00	05/01/26
10	10231404	1	RT	Jessup	MD	Actual/360	3.238%	71,567.88	45,021.37	0.00	N/A	09/06/31	--	26,522,996.00	26,477,974.63	05/06/26
11	10231405	1	RT	Brooklyn Park	MN	Actual/360	3.710%	71,108.33	0.00	0.00	N/A	11/06/31	--	23,000,000.00	23,000,000.00	05/06/26
12	10231406	1	OF	Indianapolis	IN	Actual/360	3.289%	62,443.04	0.00	0.00	N/A	09/06/31	--	22,782,500.00	22,782,500.00	05/06/26
13	10231407	1	MF	Naperville	IL	Actual/360	3.565%	67,437.92	0.00	0.00	N/A	11/01/31	--	22,700,000.00	22,700,000.00	05/01/26
14	10231562	1	MF	Lafayette	LA	Actual/360	3.702%	69,597.60	0.00	0.00	N/A	11/06/31	--	22,560,000.00	22,560,000.00	05/06/26
15	10231408	1	MF	Brooklyn	NY	Actual/360	3.663%	67,145.83	0.00	0.00	N/A	11/01/31	--	22,000,000.00	22,000,000.00	05/01/26
16	10231409	1	RT	Mays Landing	NJ	Actual/360	3.200%	58,666.67	0.00	0.00	N/A	03/01/30	--	22,000,000.00	22,000,000.00	05/01/26
17	10231410	1	IN	Los Angeles	CA	Actual/360	4.800%	77,073.51	27,859.56	0.00	N/A	11/06/31	--	19,268,378.30	19,240,518.74	05/06/26
18	10231411	1	MU	Henderson	NV	Actual/360	3.499%	54,326.95	35,470.82	0.00	N/A	11/06/31	--	18,631,705.76	18,596,234.94	05/06/26
19	10225875	1	RT	Upper Marlboro	MD	Actual/360	3.020%	49,830.00	0.00	0.00	N/A	10/01/31	--	19,800,000.00	19,800,000.00	05/01/26
20	10231412	1	LO	Moab	UT	Actual/360	4.018%	63,618.33	0.00	0.00	N/A	11/06/31	--	19,000,000.00	19,000,000.00	05/06/26
21	10231413	1	MF	Jackson Heights	NY	Actual/360	3.726%	53,095.50	0.00	0.00	N/A	11/01/31	--	17,100,000.00	17,100,000.00	03/01/24
22	10227588	1	IN	Various	Various	Actual/360	3.955%	52,024.73	0.00	0.00	N/A	11/01/31	--	15,785,000.00	15,785,000.00	05/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	10231414	1	RT	Various	Various	Actual/360	3.800%	47,816.67	0.00	0.00	N/A	11/06/31	--	15,100,000.00	15,100,000.00	05/06/26
24	10231415	1	IN	Chicago	IL	Actual/360	3.340%	41,750.00	0.00	0.00	N/A	10/06/26	--	15,000,000.00	15,000,000.00	05/06/26
25	10231416	1	MF	Bronx	NY	Actual/360	3.460%	43,250.00	0.00	0.00	N/A	11/01/31	--	15,000,000.00	15,000,000.00	05/01/26
26	10231417	1	OF	Bronx	NY	Actual/360	3.900%	45,500.00	0.00	0.00	N/A	08/06/31	--	14,000,000.00	14,000,000.00	05/06/26
27	10231418	1	MF	Boston	MA	Actual/360	4.056%	47,320.00	0.00	0.00	N/A	10/06/31	--	14,000,000.00	14,000,000.00	05/06/26
28	10218619	1	OF	Brooklyn	NY	Actual/360	3.880%	43,717.48	0.00	0.00	N/A	11/01/31	--	13,520,870.00	13,520,870.00	05/01/26
29	10226448	1	RT	Douglasville	GA	Actual/360	3.590%	36,674.37	21,652.67	0.00	N/A	11/01/31	--	12,258,841.56	12,237,188.89	05/01/26
30	10226830	1	SS	Peoria	AZ	Actual/360	3.080%	26,159.49	21,757.73	0.00	N/A	11/01/31	--	10,192,008.96	10,170,251.23	05/01/26
31	10231419	1	LO	Lake Charles	LA	Actual/360	4.080%	0.00	0.00	0.00	N/A	02/06/30	--	5,081,421.64	5,081,421.64	01/06/25
33	10231420	1	RT	Various	Various	Actual/360	3.271%	26,031.71	0.00	0.00	N/A	10/06/31	--	9,550,000.00	9,550,000.00	05/06/26
34	10231270	1	RT	Wilmington	DE	Actual/360	3.656%	27,637.84	15,852.96	0.00	N/A	11/06/31	--	9,071,499.79	9,055,646.83	05/06/26
35	10231421	1	LO	Altoona	IA	Actual/360	3.820%	26,184.52	16,788.37	0.00	N/A	04/01/30	--	8,225,504.54	8,208,716.17	05/01/26
36	10231422	1	MF	Charlotte	NC	Actual/360	3.635%	27,262.50	0.00	0.00	N/A	11/06/31	--	9,000,000.00	9,000,000.00	05/06/26
37	10231423	1	OF	Temecula	CA	Actual/360	3.700%	26,640.00	0.00	0.00	N/A	11/06/31	--	8,640,000.00	8,640,000.00	05/06/26
38	10231424	1	IN	Various	Various	Actual/360	3.900%	27,276.42	12,655.01	0.00	N/A	10/06/31	--	8,392,745.83	8,380,090.82	05/06/26
39	10227379	1	SS	Las Vegas	NV	Actual/360	3.290%	22,892.92	0.00	0.00	N/A	10/01/31	--	8,350,000.00	8,350,000.00	05/01/26
40	10231425	1	IN	Brownsville	TX	Actual/360	3.620%	24,133.33	0.00	0.00	N/A	11/06/31	--	8,000,000.00	8,000,000.00	05/06/26
41	10226325	1	SS	Milton	FL	Actual/360	4.420%	29,466.67	0.00	0.00	N/A	11/01/26	--	8,000,000.00	8,000,000.00	05/01/26
42	10231426	1	Various Various		NY	Actual/360	3.959%	24,743.75	0.00	0.00	N/A	10/06/31	--	7,500,000.00	7,500,000.00	05/06/26
43	10221339	1	IN	Trenton	GA	Actual/360	4.600%	28,405.00	0.00	0.00	N/A	10/01/26	--	7,410,000.00	7,410,000.00	05/01/26
44	10231427	1	OF	Midlothian	VA	Actual/360	3.693%	20,272.63	12,839.24	0.00	N/A	11/06/31	--	6,587,370.06	6,574,530.82	05/06/26
45	10222238	1	MH	Various	Various	Actual/360	5.050%	27,538.17	10,334.52	0.00	N/A	11/01/26	--	6,543,724.11	6,533,389.59	05/01/26
46	10231428	1	MF	Chicago	IL	Actual/360	3.835%	22,370.83	0.00	0.00	N/A	11/06/31	--	7,000,000.00	7,000,000.00	05/06/26
47	10231429	1	MF	Bronx	NY	Actual/360	3.730%	21,758.33	0.00	0.00	N/A	11/01/31	--	7,000,000.00	7,000,000.00	05/01/26
48	10231430	1	IN	Cutler Bay	FL	Actual/360	3.890%	21,719.17	0.00	0.00	N/A	11/06/31	--	6,700,000.00	6,700,000.00	05/06/26
49	10231431	1	OF	Fleming Island	FL	Actual/360	3.410%	17,618.33	0.00	0.00	N/A	10/06/31	--	6,200,000.00	6,200,000.00	05/06/26
50	10231432	1	IN	Various	Various	Actual/360	3.546%	17,951.63	0.00	0.00	N/A	11/06/31	--	6,075,000.00	6,075,000.00	05/06/26
51	10231433	1	RT	Various	FL	Actual/360	4.257%	21,285.00	0.00	0.00	11/06/28	11/06/31	--	6,000,000.00	6,000,000.00	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
52	10231434	1	IN	Winter Park	FL	Actual/360	3.869%	18,700.17	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	05/06/26
53	10231435	1	IN	Miami	FL	Actual/360	3.850%	18,608.33	0.00	0.00	N/A	10/06/31	--	5,800,000.00	5,800,000.00	05/06/26
54	10231436	1	MU	Corona Del Mar	CA	Actual/360	3.973%	18,209.58	0.00	0.00	N/A	11/06/31	--	5,500,000.00	5,500,000.00	05/06/26
55	10227475	1	OF	Savannah	GA	Actual/360	3.840%	17,280.00	0.00	0.00	N/A	11/01/31	--	5,400,000.00	5,400,000.00	05/01/26
56	10231437	1	IN	Paris	TN	Actual/360	3.950%	16,147.73	8,172.30	0.00	N/A	11/06/31	--	4,905,638.89	4,897,466.59	05/06/26
57	10231438	1	IN	Tacoma	WA	Actual/360	3.540%	14,472.70	0.00	0.00	N/A	10/06/28	--	4,906,000.00	4,906,000.00	05/06/26
58	10226999	1	SS	Colorado Springs	CO	Actual/360	3.240%	12,987.00	0.00	0.00	N/A	11/01/31	--	4,810,000.00	4,810,000.00	05/01/26
59	10231439	1	IN	Kansas City	MO	Actual/360	3.900%	15,437.50	0.00	0.00	N/A	09/06/31	--	4,750,000.00	4,750,000.00	05/06/26
60	10231440	1	RT	West Jordan	UT	Actual/360	4.053%	14,292.32	7,809.57	0.00	N/A	11/06/31	--	4,231,625.60	4,223,816.03	05/06/26
61	10231441	1	IN	Various	Various	Actual/360	4.220%	12,882.35	13,799.50	0.00	N/A	11/06/31	--	3,663,228.24	3,649,428.74	05/06/26
62	10225510	1	SS	Monticello	NY	Actual/360	3.350%	11,166.67	0.00	0.00	N/A	10/01/31	--	4,000,000.00	4,000,000.00	05/01/26
63	10231442	1	SS	Brea	CA	Actual/360	3.306%	9,642.50	0.00	0.00	N/A	11/06/31	--	3,500,000.00	3,500,000.00	05/06/26
64	10226987	1	MH	Various	PA	Actual/360	3.880%	9,942.50	0.00	0.00	N/A	11/01/31	--	3,075,000.00	3,075,000.00	05/01/26
65	10228287	1	RT	Warrenton	OR	Actual/360	3.950%	9,052.08	0.00	0.00	N/A	11/01/31	--	2,750,000.00	2,750,000.00	05/01/26
66	10226998	1	SS	Thornton	CO	Actual/360	3.320%	6,501.67	0.00	0.00	N/A	11/01/31	--	2,350,000.00	2,350,000.00	05/01/26
67	10231443	1	SS	Danville	IL	Actual/360	4.245%	3,537.50	0.00	0.00	N/A	10/06/26	--	1,000,000.00	1,000,000.00	05/06/26
Totals								3,074,827.22	311,648.47	0.00				1,048,396,726.44	1,048,085,077.97
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	1	18,564,039.31	19,381,094.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	1	353,953.55	13,190,582.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1	0.00	13,084,580.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	1	11,210,502.51	11,234,119.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	1	11,210,502.51	11,234,119.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	1	11,210,502.51	11,234,119.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	17,379,478.54	15,511,735.83	01/01/24	12/31/24	01/12/26	28,083,880.39	280,838.82	91,778.43	187,656.94	0.00	0.00
4	1	3,747,826.86	4,528,248.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	4,909,108.06	4,287,713.01	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	1	26,037,214.05	26,801,474.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	1	0.00	26,801,474.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,080,562.21	4,094,491.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	1	7,464,515.76	6,007,183.96	04/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	1	7,464,515.76	6,007,183.96	04/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,470,609.40	3,674,096.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,303,366.87	2,476,458.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,540,336.46	2,596,088.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,017,413.76	2,733,438.14	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,057,353.93	2,198,249.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,353,637.36	1,556,263.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	1,501,636.66	1,525,034.96	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	31,087.81	0.00
16	1	3,741,478.53	3,365,319.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,364,290.54	1,201,564.43	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,821,169.47	2,700,051.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,268,503.60	2,229,082.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	569,376.72	1,228,788.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,041,019.92	1,037,109.81	04/01/23	03/31/24	03/11/26	6,618,083.56	97,195.75	32,389.85	1,301,576.70	1,042,944.09	0.00
22	1	1,348,063.19	1,458,692.19	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	1	1,179,857.88	1,163,133.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,802,004.44	1,608,163.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,116,896.52	802,101.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	2,747,904.27	2,091,688.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	921,597.53	949,494.71	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,073,960.17	1,026,483.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,489,952.59	1,320,827.34	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,181,242.10	1,231,975.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	(13,970.48)	(1,010,060.12)	01/01/23	09/30/23	03/11/26	3,647,449.70	0.00	0.00	0.00	0.00	0.00
33	1	771,396.49	934,761.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,125,604.64	1,043,629.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,158,391.83	933,250.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,094,132.20	1,071,229.84	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	844,593.47	830,901.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	731,256.85	677,934.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,268,972.53	1,510,920.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	803,476.10	661,123.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	816,665.68	778,717.55	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,022,392.47	951,328.89	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	579,682.63	664,261.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	439,128.23	499,771.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	897,819.47	1,046,917.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	599,152.48	871,563.60	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	834,115.39	1,104,606.84	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	510,763.85	525,910.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	1	749,240.56	700,608.89	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	610,818.43	904,741.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	740,561.49	764,180.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	529,775.58	562,219.26	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	513,060.60	549,632.97	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	5,138.12	0.00
57	1	503,507.05	526,142.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	521,382.49	423,040.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	1	721,141.62	769,651.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	707,880.00	530,910.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	518,116.36	417,820.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	933,190.04	810,521.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	358,172.75	390,334.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	294,703.00	216,707.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	256,654.04	183,421.86	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	160,665.94	147,867.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		187,146,837.32	234,566,798.84				38,349,413.65	378,034.57	124,168.28	1,489,233.64	1,079,170.02	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	1	65,000,000.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539145%	3.522175%	58
04/17/26	1	65,000,000.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539237%	3.522268%	59
03/17/26	1	6,000,000.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539322%	3.522353%	60
02/18/26	0	0.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539428%	3.522460%	61
01/16/26	0	0.00	0	0.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539512%	3.522544%	62
12/17/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539595%	3.522628%	63
11/18/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539686%	3.522719%	64
10/20/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539768%	3.522802%	65
09/17/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	1	9,331,690.56	3.539854%	3.522888%	66
08/15/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545765%	3.528766%	67
07/17/25	0	0.00	0	0.00	3	87,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545862%	3.528864%	68
06/17/25	0	0.00	1	65,000,000.00	2	22,181,421.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.545968%	3.528970%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	10231403	02/01/26	2	2	91,778.43	187,656.94	0.00	65,000,000.00	06/04/25	2
21	10231413	03/01/24	25	6	32,389.85	1,301,576.70	1,773,407.45	17,100,000.00	06/06/24	2
31	10231419	01/06/25	15	6	0.00	0.00	423,418.07	5,081,421.64	11/07/23	6
Totals					124,168.28	1,489,233.64	2,196,825.52	87,181,421.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		37,943,390	37,943,390	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,906,000	4,906,000	0		0
37 - 48 Months		35,290,138	30,208,716	5,081,422		0
49 - 60 Months		0	0	0		0
> 60 Months		969,945,551	887,845,551	82,100,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	1,048,085,078	960,903,656	0	65,000,000	22,181,422	0
Apr-26	1,048,396,726	961,215,305	65,000,000	0	22,181,422	0
Mar-26	1,048,688,838	955,507,416	6,000,000	0	87,181,422	0
Feb-26	1,049,035,713	1,026,854,291	0	0	22,181,422	0
Jan-26	1,049,325,711	1,027,144,289	0	0	22,181,422	0
Dec-25	1,049,614,753	962,433,331	0	0	87,181,422	0
Nov-25	1,049,921,512	962,740,090	0	0	87,181,422	0
Oct-25	1,050,208,587	963,027,166	0	0	87,181,422	0
Sep-25	1,050,501,073	963,319,651	0	0	87,181,422	0
Aug-25	1,060,081,654	972,900,232	0	0	87,181,422	0
Jul-25	1,060,329,697	973,148,275	0	0	87,181,422	0
Jun-25	1,060,593,476	973,412,055	0	65,000,000	22,181,422	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	10231403	65,000,000.00	65,000,000.00	131,800,000.00	07/31/25	14,070,579.83	2.18000	12/31/24	10/01/31	I/O
21	10231413	17,100,000.00	17,100,000.00	15,100,000.00	10/15/25	1,018,759.81	1.57000	03/31/24	11/01/31	305
31	10231419	5,081,421.64	5,081,421.64	2,380,000.00	01/06/26	(1,010,060.12)	(2.15000)	09/30/23	02/06/30	284
Totals		87,181,421.64	87,181,421.64	149,280,000.00		14,079,279.52

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	10231403	OF	DC	06/04/25	2

5/11/2026 The Loan transferred to Special Servicing on 6/4/2025 for Delinquent Payments. The Loan is secured by 2 Class A offices totaling 651K SF located in the NoMa submarket of DC. 820 NE First Street: 1990-build, 302K sf adjacent to

Union Station, 1100 First Street is a 2009-build, 349K sf located 2 blocks N of 820 NE First St. As of12/31/25 each building is approximately 64% occupied. The Court appointed Tom Dwyer of Transwestern as Receiver on 12/4. He has

engaged the existing third party management and leasing teams (CBRE (820 1st) and JLL (1100 1st). The Receiver is in the process of replacing the roof at 820 1st St., which should have been done several years ago.

21	10231413	MF	NY	06/06/24	2

5/11/2026 The Loan transferred to SS for Delinquent Payments on 06/06/2024. The collateral consists of a 56-unit multifamily property with 6 commercial units across two 5-story buildings in Queen, NY. The Property was built in 1920 and reported 12 rent stabilized units with the remaining 44 units at market. The Property is 98% occupied and reported a YTD Annualized NOI of -$2,588 as of 9/30/2025. Legal counsel has been engaged. In November 2025, the Sponsor was indicted for an alleged fraud scheme in volving COVID-19 relief funds which may have been used to purchase the Property. A motion for receivership and default judgment were filed and a ruling from the court is pending. The Lender is dual tracking foreclosure/receivership action.
31	10231419	LO	LA	11/07/23	6

5/11/2026 The Property is a 110-key select service hotel built in 2016 and located in Lake Charles, LA, located along interstate 10 midway between Houston and New Orleans, just north of the Gulf of Mexico. The Loan transferred SS on 11-7-

2023 for imminent default. The Property Q3 2022 due to structural concerns that were exacerbated by two previous hurricanes impacting the Property prior to securitization. Counsel was engaged and discussions with Borrower are ongoing.

Borrower settled with the contractor's and subcontracors' insurance as a result of the construction defects. Borrower remitted settlement proceeds to Lender. Borrower engaged a demolition expert who has finished the demolition of the hotel and cleared the site. The original purchase contract fell through. Brokers have found a new buyer and the Borrower is in the process of executing the contract.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,541.67	0.00	0.00	70,209.70	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,562.50	0.00	0.00	20,535.36	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	17,276.83	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,604.17	0.00	0.00	90,745.06	0.00	17,276.83	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		128,626.06

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Supplemental Notes
None

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